</SEC-HEADER>
<
<SEQUENCE>1
<FILENAME>



                                                VOTING
                TITLE OF        VALUE   SHRS/  SH/PRN OR  INVEST OTHER AUTHORITY
NAME OF ISSUER  CLASS  CUSIP   (x$1000) PRN AMT  PUT/CALL  DISC  MANG  SOLE
- - --------------------------------------------------------------------------

At&T Corp Inc.	 Com 00206R102 3,021  106,015 SH Sole N/A Sole
BHP Billiton Ltd SPON ADR   088606108  214,929 5,010 SH  SOLE N/A SOLE
Burlington North Santa Fe COM12189T104  3,313  43,770 SH  SOLE N/A SOLE
Cephalon Inc          COM 156708109  3,456  44,870 SH  SOLE N/A SOLE
Cisco Systems Inc         COM17275R102  2,152  132,048 SH  SOLE N/A SOLE
Columbia Int'l Vl Mutl FD    638581470  487   41,374 SH  SOLE N/A SOLE
Fd ClZ Int'l Eqty
Coventry Health        COM   222862104  716  48,155 SH  SOLE N/A SOLE
Devon Energy COM  29266R108 3,173  48,289  SH  SOLE N/A SOLE
CVS Caremark Corp. COM  126650100  1,796    62,520  SH  SOLE N/A SOLE
Directv Group COM  25459L106  1,880    82,080  SH  SOLE N/A SOLE
Energizer               COM  29266R108 255  4,720  SH  SOLE N/A SOLE
Exxon Mobil Corp        COM  30231G102 2,285  28,629  SH  SOLE N/A SOLE
Goldman Sachs           COM  38141G104 271  3,220  SH  SOLE N/A SOLE
Hewlett-Packard         COM  428236103 2,948  81,245 SH  SOLE N/A SOLE
Host Hotels&Resorts Inc COM 44107P104  223    29,530  SH  SOLE N/A SOLE
HSBC Hldgs Plc ADR SPON ADR 404280406  2,147 44,121   SH  SOLE N/A SOLE
Molson Coors Brewing Co Cl B  COM  60871R209    4,705  96,180   SH  SOLE N/A SOLE
Pepsico                 COM  713448108 560  10,230  SH   SOLE N/A SOLE
Polo Ralph Lauren Corp CLA  COM 731572103  3,081   67,865 SH  SOLE  N/A SOLE
Raymond James Finanl Inc COM 754730109  1,214  70,910 SH  SOLE N/A SOLE
Research In Motion   COM  760975102  2,061  50,805    SH  SOLE N/A SOLE
Shire Pharm Grp PLC ADR SPON ADR 82481R106 2,423  54,125 SH  SOLE N/A SOLE
Stryker         COM 863667101 2,379   59,565 SH  SOLE N/A SOLE
Dun & Bradstreet Corp COM 26483E100   4,760  61,665 SH SOLE N/A  SOLE
UnitedHealth Group  COM 91324P102  213   8,020   SH  SOLE N/A SOLE
Vanguard Index Mutl FD 92204H103   252  24,753   SH  SOLE N/A     SOLE
Tr 500Port Eqty Index FD
Warner Chilcott Ltd         COM G9435N108 2,730   188,310 SH  SOLE N/A SOLE
Total
                                                               52,729






</SEC-DOCUMENT>
- -----END PRIVACY-ENHANCED MESSAGE-----
</SEC-DOCUMENT>